Derivative Financial Instruments (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended		0 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Jul. 31, 2012	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 08, 2013 Revolving credit facility	Sep. 30, 2011 Residual term debt facility	Jun. 30, 2011 Interest Rate Swaps	Mar. 31, 2011 Interest Rate Swaps	Dec. 31, 2012 Interest Rate Swaps	Dec. 31, 2011 Interest Rate Swaps	Dec. 05, 2011 Interest Rate Swaps Hedge accounting has not been applied Warehouse credit facility	Jun. 08, 2011 Interest Rate Swaps Hedge accounting has not been applied Warehouse credit facility	Dec. 31, 2011 Interest Rate Swaps Hedge accounting has not been applied Warehouse credit facility	Sep. 30, 2013 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied item	Sep. 30, 2012 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied	Sep. 30, 2013 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied item	Sep. 30, 2012 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied	Dec. 31, 2012 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied item	Dec. 31, 2011 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied	Sep. 30, 2013 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied Minimum	Dec. 31, 2012 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied Minimum	Sep. 30, 2013 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied Maximum	Dec. 31, 2012 Interest Rate Swaps Long-term debt issued by securitization and permanent financing trusts Hedge accounting has not been applied Maximum	Sep. 30, 2013 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied item	Sep. 30, 2012 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied	Sep. 30, 2013 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied item	Sep. 30, 2012 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied	Dec. 31, 2012 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied item	Dec. 31, 2011 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied	Sep. 30, 2013 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied Minimum	Dec. 31, 2012 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied Minimum	Sep. 30, 2013 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied Maximum	Dec. 31, 2012 Interest Rate Swaps Borrowings under PSS and PLMT Hedge accounting has not been applied Maximum	Sep. 30, 2013 Henderson I 321 [Member] Interest Rate Swaps 2004-A A-1 Hedge accounting has not been applied	Dec. 31, 2012 Henderson I 321 [Member] Interest Rate Swaps 2004-A A-1 Hedge accounting has not been applied	Dec. 31, 2011 Henderson I 321 [Member] Interest Rate Swaps 2004-A A-1 Hedge accounting has not been applied	Sep. 30, 2013 Henderson I 321 [Member] Interest Rate Swaps 2005-1 A-1 Hedge accounting has not been applied	Dec. 31, 2012 Henderson I 321 [Member] Interest Rate Swaps 2005-1 A-1 Hedge accounting has not been applied	Dec. 31, 2011 Henderson I 321 [Member] Interest Rate Swaps 2005-1 A-1 Hedge accounting has not been applied	Sep. 30, 2013 321 Henderson II Interest Rate Swaps 2006-1 A-1 Hedge accounting has not been applied	Dec. 31, 2012 321 Henderson II Interest Rate Swaps 2006-1 A-1 Hedge accounting has not been applied	Dec. 31, 2011 321 Henderson II Interest Rate Swaps 2006-1 A-1 Hedge accounting has not been applied	Sep. 30, 2013 321 Henderson II Interest Rate Swaps 2006-2 A-1 Hedge accounting has not been applied	Dec. 31, 2012 321 Henderson II Interest Rate Swaps 2006-2 A-1 Hedge accounting has not been applied	Dec. 31, 2011 321 Henderson II Interest Rate Swaps 2006-2 A-1 Hedge accounting has not been applied	Sep. 30, 2013 321 Henderson II Interest Rate Swaps 2006-3 A-1 Hedge accounting has not been applied	Dec. 31, 2012 321 Henderson II Interest Rate Swaps 2006-3 A-1 Hedge accounting has not been applied	Dec. 31, 2011 321 Henderson II Interest Rate Swaps 2006-3 A-1 Hedge accounting has not been applied	Sep. 30, 2013 321 Henderson II Interest Rate Swaps 2006-4 A-1 Hedge accounting has not been applied	Dec. 31, 2012 321 Henderson II Interest Rate Swaps 2006-4 A-1 Hedge accounting has not been applied	Dec. 31, 2011 321 Henderson II Interest Rate Swaps 2006-4 A-1 Hedge accounting has not been applied	Sep. 30, 2013 321 Henderson II Interest Rate Swaps 2007-1 A-1 Hedge accounting has not been applied	Dec. 31, 2012 321 Henderson II Interest Rate Swaps 2007-1 A-1 Hedge accounting has not been applied	Dec. 31, 2011 321 Henderson II Interest Rate Swaps 2007-1 A-1 Hedge accounting has not been applied	Sep. 30, 2013 321 Henderson II Interest Rate Swaps 2007-2 A-1 Hedge accounting has not been applied	Dec. 31, 2012 321 Henderson II Interest Rate Swaps 2007-2 A-1 Hedge accounting has not been applied	Dec. 31, 2011 321 Henderson II Interest Rate Swaps 2007-2 A-1 Hedge accounting has not been applied	Sep. 30, 2013 PSS Interest Rate Swaps Hedge accounting has not been applied VIE	Dec. 31, 2012 PSS Interest Rate Swaps Hedge accounting has not been applied VIE	Dec. 31, 2011 PSS Interest Rate Swaps Hedge accounting has not been applied VIE	Sep. 30, 2013 PLMT Interest Rate Swaps Hedge accounting has not been applied	Dec. 31, 2012 PLMT Interest Rate Swaps Hedge accounting has not been applied	Dec. 31, 2011 PLMT Interest Rate Swaps Hedge accounting has not been applied
Derivative financial instruments
Notional				$ 566,656		$ 566,656		$ 605,024											$ 300,373		$ 300,373		$ 338,143						$ 254,397		$ 254,397		$ 266,881						$ 42,905	$ 50,858		$ 76,839	$ 86,766		$ 22,107	$ 26,307		$ 24,552	$ 27,560		$ 27,058	$ 30,493		$ 24,701	$ 27,402		$ 39,613	$ 42,670		$ 42,598	$ 46,087		$ 196,094	$ 205,180		$ 58,303	$ 61,701
Fixed interest rate (as a percent)																									4.50%	4.50%	5.77%	5.77%							4.30%	4.30%	8.70%	8.70%
Floating rate basis																					1 month LIBOR		1 month LIBOR								1 month LIBOR		1 month LIBOR
Term of contract																									9 years	10 years	22 years	16 years							1 month	4 months	21 years	22 years
(Gain) loss on termination of derivative				(525)	831	(351)	457	2,326	11,728					2,326	4,678	1,700	5,350
Unrealized gain (loss)						40,408	(130)	8,952	(42,141)					0	3,460				2,640	1,316	19,115	2,532	7,837	(22,636)					2,289	(441)	21,501	(2,021)	1,115	(22,965)
Terminated notional value	83,405	32,036	64,300								12,191	4,000	4,809			123,580	128,276
Number of outstanding derivatives																			8		8		8						165		165		165
Fair Market Value				(81,125)		(81,125)		(121,498)	(130,450)																														(4,313)	(6,492)	(7,595)	(9,785)	(14,362)	(16,462)	(2,442)	(3,581)	(4,443)	(3,625)	(5,181)	(5,988)	(3,471)	(5,001)	(5,857)	(3,009)	(4,271)	(4,851)	(6,093)	(9,031)	(9,738)	(9,174)	(13,072)	(13,916)	(29,195)	(46,407)	(47,273)	(9,837)	(14,100)	(14,327)
Maximum borrowing capacity										$ 20,000								$ 250,000